INCOME TAXES - Disclosure of detailed information about effective income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	$ 3,481	$ 2,993
Deferred income tax expense (recovery)	12,252	(5,206)
Total income tax expense (recovery)	15,733	(2,213)
Current year [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	754	1,053
Deferred income tax expense (recovery)	19,641	5,498
Special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	2,726	1,989
Deferred income tax expense (recovery)	574	1,646
Adjustments recognized in the current year in relation to prior years [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	0	(49)
Deferred income tax expense (recovery)	$ 7,962	$ (12,350)